SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Awards Authorized to be Issued

Total awards under 2018 Incentive Plan that have been authorized to be issued as ordinary shares:

	Number of awards
Upon adoption of the 2018 Incentive Plan	3,578,000	*
Automatic increase approved by the Board of the Company in:
January 2020	1,600,000	*
January 2021	1,600,000	*
January 2022	800,000
January 2023	800,000
Total	8,378,000

* The number of awards has been adjusted retroactively to reflect the 2021 Share Split.

Schedule of Options Granted

During 2022 and 2021, the Company granted only RSUs to its employees, officers, directors, non-employees.

	Year Ended December 31, 2022
	Award amount	Exercise price range	Vesting period
Employees, officers, directors, service providers and consultants:

February 9, 2022	598,455	-	1-2 Years
May 1, 2022	21,500	-	1-2 Years
July 27, 2022	3,000	-	1.5 Years
October 26, 2022	1,500	-	1.25 Years
	Year Ended December 31, 2021
	Award amount	Exercise price range	Vesting period
Employees, officers, directors, service providers and consultants:

February 9, 2021	511,500	-	1-2 Years
May 6, 2021	23,500	-	2 Years
July 27, 2021	9,000	-	1.5 Years

Schedule of Outstanding and Exercisable Options

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2022:

December 31, 2022
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.28	641,166	1.36	641,166	1.36
$0.29	203,438	1.42	203,438	1.42
$3.16	211,782	2.71	211,782	2.71
$3.75	272,741	3.02	272,741	3.02
$5.11	99,360	3.26	99,360	3.26
$7.00	42,000	3.61	42,000	3.61
$9.85	1,044,265	4.16	1,041,099	4.16
$12.16	32,388	4.35	32,388	4.35
$21.62	6,500	4.86	6,500	4.86

* In U.S. dollars per Ordinary Share

Schedule of Share Based Compensation Expense

The following table illustrates the effect of share-based compensation on the consolidated statements of income:

	Year ended December 31
	2022	2021	2020
Cost of sales	1,917	1,108	520
Research and development expenses	3,166	1,554	2,264
Selling and marketing expenses	17,302	8,274	9,398
General and administrative expenses	2,067	1,026	663
	24,452	11,962	12,845

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted

The following tables summarize information concerning RSUs as of December 31, 2022 and 2021:

	Year ended December 31		Year ended December 31
	2022		2021
		Weighted		Weighted
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	RSUs	Fair Value	RSUs	Fair Value
Outstanding at beginning of year	508,080	35.48	-	-
Changes during the year:
Granted	624,455	49.35	544,000	35.44
Exercised	(278,290)	34.98	-	-
Forfeited	(49,670)	46.43	(35,920)	34.87
Outstanding at end of year *	804,575	45.74	508,080	35.48

*  As of December 31, 2022, 517,076 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2023.

Employees, officers and directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted

The following tables summarize information concerning options as of December 31, 2022 and 2021:

	Year ended December 31
	2022		2021
	Number of Options	Weighted Average Exercise price*	Number of Options	Weighted average exercise price*
Outstanding at beginning of year	2,930,727	$5.23	10,492,910	$3.43
Changes during the year:
Granted	-	-	-	-
Cancelled	-	-	-	-
Exercised	(365,799)	4.52	(7,521,469)	2.70
Forfeited	(5,788)	10.78	(40,714)	9.00
Expired	(5,500)	10.90	-	-
Outstanding at end of year	2,553,640	$5.30	2,930,727	$5.23
Exercisable at end of year	2,550,474	$5.30	2,635,973	$4.71

*	In U.S. dollars per Ordinary Share

Schedule of Assumptions Used to Calculate Fair Value of Options Granted

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

2020
Fair value of one ordinary share	$9.845-$21.98
Dividend yield	0%
Expected volatility	46.07%-49.22%
Risk-free interest rate	0.53%-1.74%
Early exercise multiple (“EEM”)	0% - 250%
Contractual term	6.7-7 years